SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended		45 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
Accumulated deficit	$ 14,423,649		$ 1,105,021		$ 1,105,021
Operating loss carryforward	13,531,000		191,000		191,000
Planned Issuances of Additional Equity Securities	12,000,000
Actual proceeds from issuance of common stock	$ 10,150	$ 1,479,900	$ 1,479,900	$ 0	$ 1,508,150